UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22439

Grand Prix Investors Trust

 (Exact Name of Registrant as Specified in Charter)

42125 Shadow Hills Drive

Lancaster, CA 93536

 (Address of Principal Executive Offices)  (Zip Code)

John C. Foti

42125 Shadow Hills Drive

Lancaster, CA 93536

 (Name and Address of Agent for Service)

With copy to:

Donald S. Mendelsohn

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:  859-331-0500

Date of fiscal year end: July 31

Date of reporting period: January 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

GRAND PRIX INVESTORS FUND

JANUARY 31, 2011

(Unaudited)

GRAND PRIX INVESTORS FUND

      PORTFOLIO SECTOR ILLUSTRATION

                                             JANUARY 31, 2011 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Grand Prix Investors Fund
	Schedule of Investments
	January 31, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 46.30%

Agriculture Chemicals - 1.90%
100	Monsanto Co.	$ 7,338

Beverages - 2.49%
125	Diageo Plc. *	9,600

Chemicals-Major Diversified - 1.31%
100	EI DuPont de Nemours & Co.	5,068

Cigarettes - 1.98%
325	Altria Group, Inc.	7,641

Commercial Banks, NEC - 0.28%
25	ICICI Bank ADR *	1,084

Computer Storage Devices - 0.64%
100	EMC Corp. *	2,489

Copper - 2.11%
75	Freeport-McMoran Copper & Gold, Inc.	8,156

Crude Petroleum & Natural Gas - 3.13%
25	Petroleo Brasileiro S.A. ADR *	918
190	Total S.A. ADR	11,166
		12,084
Electronic & Other Electrical Equipment - 0.83%
25	Siemens Aktiengesellschaft ADR	3,210

Electronic Computers - 2.20%
25	Apple, Inc. *	8,483

Information Technology Services - 1.38%
100	Computer Sciences Corp.	5,329

Motor Vehicles - 1.37%
50	Fiat Spa	491
300	Ford Motor Co. *	4,785
		5,276
National Commercial Banks - 2.33%
500	UBS AG *	8,980

Oil & Gas Refining - 2.76%
175	Sinopec Shangai Petrochemical Co. Ltd. ADR *	10,638

Personal Products - 2.45%
150	Procter & Gamble Co.	9,470

Petroleum Refining - 3.13%
150	Exxon Mobil Corp.	12,102

Radio Telephone Communications - 1.84%
250	Vodafone Group Plc.	7,090

Retail Catalog & Mail Order Products - 2.64%
60	Amazon.com, Inc. *	10,178

Security Brokers, Dealers & Flotation Companies - 1.06%
25	Goldman Sachs Group, Inc.	4,091

Semiconductors & Related Devices - 0.56%
100	Intel Corp.	2,146

Services-Business Services - 4.39%
100	Accenture Plc. Class A *	5,147
750	Blackstone Group, LP	11,797
		16,944
Telecommunication Services - 5.52%
260	Verizon Communications, Inc.	9,261
480	Telefonica S.A. ADR	12,062
		21,323
TOTAL FOR COMMON STOCKS (Cost $170,228) - 46.30%		178,720

EXCHANGE TRADED FUNDS - 2.75%
50	SPDR Gold Trust *	6,494
150	Ishares Silver Trust *	4,109
TOTAL EXCHANGE TRADED FUNDS (Cost $10,847) - 2.75%		10,603

PUT OPTIONS - 0.02% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	Ishares MSCI EAFE Index Fund
500	February 2011 Put @ 55	85

	Total (Premiums Paid $1,780) - 0.02%	85

CALL OPTIONS - 11.12% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Call
	Monsanto Co.
900	February 2011 Call @ 70	3,690

	EMC Corp.
2,000	April 2011 Call @ 23	4,540

	Apple, Inc.
700	March 2011 Call @ 320	17,360

	Juniper Networks, Inc.
1,000	March 2011 Call @ 34	3,590

	Exxon Mobil Corp.
500	April 2011 Call @ 75	3,100

	Amazon.com, Inc.
200	March 2011 Call @ 160	2,720

	Goldman Sachs Group, Inc.
600	February 2011 Call @ 165	1,524

	Intel Corp.
1,000	March 2011 Call @ 20	1,500

	Accenture Plc.
200	May 2011 Call @ 46	1,180

	Accenture Plc.
500	May 2011 Call @ 48	2,150

	Verizon Communications, Inc.
300	March 2011 Call @ 35	363

	Verizon Communications, Inc.
600	March 2011 Call @ 34	1,206

	Total (Premiums Paid $45,801) - 11.12%	42,923

SHORT TERM INVESTMENTS - 34.26%
132,244	Fidelity Institutional Money Market Portfolio 0.25% **	132,244
TOTAL SHORT TERM INVESTMENTS (Cost $132,244) - 34.26%		132,244

TOTAL INVESTMENTS (Cost $360,900) - 94.45%		364,575

OTHER ASSETS LESS LIABILITIES - 5.55%		21,466

NET ASSETS - 100.00%		$ 386,041

ADR - American Depository Receipt
* Non-income producing securities during the period.
** Variable rate security; the money market rate shown represents the yield at January 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available,representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of January 31, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 178,720	$ -	$ -	$ 178,720
Exchange Traded Funds	10,603	-	-	10,603
Put Options	85	-	-	85
Call Options	42,923	-	-	42,923
Short-Term Investments:				0
Fidelity Institutional Money Market Portfolio	132,244	-	-	132,244
	$ 364,575	$ -	$ -	$ 364,575

The accompanying notes are an integral part of these financial statements.

Grand Prix Investors Fund
Statement of Assets and Liabilities
January 31, 2011 (Unaudited)

Assets:
Investments, at Fair Value (Cost $360,900)	$ 364,575
Cash	500
Receivables:
Securities Sold	38,098
Dividends and Interest	681
Total Assets	403,854
Liabilities:
Securities Purchased	17,174
Accrued Management Fees (Note 3)	566
Distribution Fees (Note 4)	73
Total Liabilities	17,813
Net Assets	$ 386,041

Net Assets Consist of:
Paid In Capital	$ 371,533
Accumulated Net Investment Loss	(642)
Accumulated Realized Gain on Investments	11,475
Unrealized Appreciation in Value of Investments	3,675
Net Assets, for 37,531 Shares Outstanding (Unlimited number
of shares authorized without par value)	$ 386,041

Net Asset Value Per Share and Offering Price ($386,041/37,531)	$ 10.29

Minimum Redemption Price Per Share (Note 2) *	$ 10.19

*The Fund will impose a 1.00% redemption fee on shares redeemed within 6 months of purchase.

The accompanying notes are an integral part of these financial statements.

Grand Prix Investors Fund
Statement of Operations
For the period October 21, 2010 (commencement of investment operations)
through January 31, 2011 (Unaudited)

Investment Income:
Dividends	$ 934
Interest	57
Total Investment Income	991

Expenses:
Advisory Fees (Note 3)	1,448
Distribution Fees (Note 4)	185
Total Expenses	1,633

Net Investment Loss	(642)

Realized and Unrealized Gain (Loss) on Investments:
Realized Loss on Investments	(984)
Realized Gain on Options	12,459
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	8,248
Options	(4,573)
Net Realized and Unrealized Gain on Investments	15,150

Net Increase in Net Assets Resulting from Operations	$ 14,508

The accompanying notes are an integral part of these financial statements.

Grand Prix Investors Fund
Statement of Changes in Net Assets

(Unaudited)
Period Ended *
1/31/2011
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (642)
Net Realized Gain on Investments and Options	11,475
Unrealized Appreciation on Investments and Options	3,675
Net Increase in Net Assets Resulting from Operations	14,508

Capital Share Transactions:
Proceeds from Sale of Shares	371,581
Shares Issued on Reinvestment of Dividends	-
Proceeds from Early Redemption Fees	-
Cost of Shares Redeemed	(48)
Net Increase in Net Assets from Shareholder Activity	371,533

Net Assets:
Net Increase in Net Assets	386,041
Beginning of Period	-
End of Period (Including Accumulated Undistributed Net Investment Loss of $642)	$ 386,041

Share Transactions:
Shares Sold	37,536
Shares Issued on Reinvestment of Dividends	-
Shares Redeemed	(5)
Net Increase (Decrease) in Shares	37,531
Outstanding at Beginning of Period	-
Outstanding at End of Period	37,531

* The Fund investment commenced operations on October 21, 2010.
The accompanying notes are an integral part of these financial statements.

Grand Prix Investors Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Period Ended
	1/31/2011 ▲

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Loss *	(0.02)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.31
Total from Investment Operations	0.29

Distributions from:
Return of Capital	-
Net Realized Gain	-
Total from Distributions	-

Redemption Fees (Note 2) ***	-

Net Asset Value, at End of Period	$ 10.29

Total Return **	2.90%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 386
Ratio of Expenses to Average Net Assets	2.17%	†
Ratio of Net Investment Income to Average Net Assets	(0.85)%	†
Portfolio Turnover	76.46%

† Annualized
▲ The Fund investment commenced operations on October 21, 2010.
* Net Investment Income/Loss per share amounts were calculated using the average share method.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and is not annualized for periods of less than one year.

*** The Fund will impose a 1.00% redemption fee on shares redeemed within 6 months of purchase.

The accompanying notes are an integral part of these financial statements.

GRAND PRIX INVESTORS FUND

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2011 (UNAUDITED)

Note 1. Organization

The Grand Prix Investors Fund (the “Fund”) is the sole series of the Grand Prix Investors Trust (the “Trust”), a diversified, open-end management investment company registered with the Securities and Exchange Commission.  The Trust was established under the laws of Ohio by an Agreement and Declaration of Trust dated June 18, 2008 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is the only series currently authorized by the Trustees.  The Fund commenced operations on October 21, 2010.  The Fund seeks long-term total return.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuations - The valuation of portfolio securities is determined in accordance with procedures established by, and under the direction of, the Fund’s Board of Trustees. The Fund’s assets are generally valued at their market value using market quotations.  The Fund may use pricing services to determine market value.  If market prices are not available or, in the adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the adviser will value the Fund’s assets at their fair value according to policies approved by the Trustees.  Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.  The Fund may invest in shares of other investment companies (“Underlying Funds”).  The Fund’s NAV is calculated based, in part, upon the market prices of the Underlying Funds.  The Fund’s NAV is calculated based, in part, upon the market prices of the Underlying Funds in its portfolio, and the prospectuses of those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Commercial Paper - The Fund may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance current operations.

Equity securities: The Fund may invest in common stock, convertible preferred stock, rights, warrants, exchange traded funds (ETFs) and other investment companies.

ETF’s and Other Investment Companies - The Fund may invest in the securities of other investment companies (including ETFs) to the extent that such an investment would be consistent with the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”) and the Fund’s investment objectives.

U.S. Government Securities - The Fund may invest in securities issued or guaranteed by U.S. government agencies or instrumentalities.

Corporate Debt Securities - The Fund may invest its assets in investment grade corporate debt securities which are fixed income securities issued by businesses.  Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments.

Certificates of Deposit - are receipts issued by a depository institution in exchange for the deposit of funds. The Fund may invest in insured bank obligations.

Municipal Securities - The Fund may invest in taxable municipal securities issued by states, counties, cities and political subdivisions and authorities.

Below Investment Grade Debt Securities -  These securities are commonly known as “junk bonds” and are securities rated BB+ or lower by S&P or Ba1 or lower by Moody’s, securities comparably rated by another NRSRO, or unrated securities of equivalent quality.

Options – The Fund may write (sell) covered call options and covered put options and purchase call and put options. The Fund may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund’s portfolio and to generate income or gain for the Fund.

When-Issued, Forward Commitments and Delayed Settlements - The Fund may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis.

Federal Income Taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  The Fund intends to declare and pay dividends from net income annually or more frequently at the discretion of the Board of Trustees. Dividends from net capital gains will be paid annually.  The Fund intends to distribute substantially all of its net investment income and net realized capital gains to its shareholders. Therefore, no federal income tax provision is required.

Distributions to Shareholders - The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Other - The Fund records security transactions on the trade date.  The highest cost specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities. Withholding taxes on foreign dividends will be provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Redemption Fees - To discourage short-term trades by investors, and to compensate the Fund for costs that may be incurred by such trades, the Fund will impose a redemption fee of 1% of the total redemption amount (calculated at market value) if shares are redeemed within six months of purchase. The redemption fee does not apply to shares purchased through reinvested distributions.  For the period ended January 31, 2011, the Fund did not receive any redemption fees.

Subsequent Events - Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

Note 3. Investment Management Agreement

The Fund has an investment advisory agreement with Autosport Fund Advisors, Inc. (the “Adviser”), under which the Adviser, subject to such policies as determined by the Trustees of the Fund will furnish continuously an investment program for the Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities subject always to applicable investment objectives, policies and restrictions.  The Fund pays the Adviser a fee, computed daily and payable monthly, at the annual rate of 1.95% of the Fund’s average daily net assets. The Adviser pays all of the operating expenses of the Fund including the compensation and expenses of any trustees, officers and employees of the Fund; clerical and shareholder service staff salaries; office space, legal, auditing and accounting, custodian and transfer agent. The Adviser will not pay for brokerage; taxes; borrowing costs (such as interest and dividend expenses on securities sold short); fees and expenses of non-interested person trustees; extraordinary expenses; and expenses incurred pursuant to Rule 12b-1 under the 1940 Act.  For the period ended January 31, 2011, the Adviser earned advisory fees of $1,448.  As of January 31, 2011, the Fund owed the Adviser $566 for adviser fees.

The Advisory Agreement has been approved by the Board of Trustees of the Fund on September 20, 2010.  By its terms, the Advisory Agreement will continue in force for a period of two years from the its execution and from year to year thereafter, subject to annual approval by the Board of Trustees at a meeting called for that purpose or by the vote of a majority of the outstanding shares of the Fund. The Advisory Agreement automatically terminates on assignment, and is terminable upon notice by the Fund. In addition, the Advisory Agreement may be terminated on not more than 60 days notice by the Adviser to the Fund.  The Fund pays, in addition to the advisory fee described above, all expenses not borne by the Adviser, including, without limitation, all brokerage fees and commissions, taxes, borrowing costs, extraordinary and other expenses involving litigation, and payments under Rule 12b-1 under the Investment Company Act of 1940, as amended.

The Fund also has an investment company services agreement with Mutual Shareholder Services, LLC (“MSS”), whereby MSS will provide accounting services, anti-money laundering, compliance services and transfer agent services to the Fund.

The Fund has an agreement with Huntington National Bank, under which the Bank will act as Fund custodian.  It holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties as directed by the Adviser.  Huntington National Bank has no supervisory function over management of the Fund.

Note 4. Distribution Fees

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Fund pays the Adviser for certain distribution and promotion expenses related to marketing shares of the Fund pursuant to the Plan.  Under the terms of the Plan the amount payable annually by the Fund would be  0.25% of its average daily net assets.  For the period ended January 31, 2011, the Fund incurred $185 in distribution fees.  As of January 31, 2011, the Fund owed $73 for distribution fees.

Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of shares of the Fund, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of the Fund; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of shares of the Fund; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating this Plan.

The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred.  Because the Plan is a compensation plan, payments under the Plan are not tied to expenses actually incurred by the Adviser and payments may exceed distribution expenses actually incurred by the Adviser.  The Trustees expect that the Plan will significantly enhance the Fund’s ability to expand distribution of shares of the Fund. It is also anticipated that an increase in the size of the Fund will produce economies of scale that benefit the shareholders, facilitate more efficient portfolio management, and assist the Fund in seeking to achieve its investment objective.

The Plan has been approved by the Trust’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person.  Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the Fund.  Any amendment increasing the maximum percentage payable under the Plan or other material change must be approved by a majority of the outstanding shares of the Fund, and all other material amendments to the Plan or any related agreement must be approved by a majority of the independent Trustees.

Note 5. Options

Transactions in written call options during the period ended January 31, 2011 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at October 21, 2010	-	$ -
Options written	52	12,183
Options exercised	-	-
Options expired	-	-
Options terminated in closing purchase transaction	(52)	(12,183)
Options outstanding at January 31, 2011	-	$ -

Transactions in purchased options during the period ended January 31, 2011 were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at October 21, 2010	-	$ -
Options purchased	281	104,495
Options exercised	-	-
Options expired	(17)	(5,327)
Options terminated in closing sale transaction	(174)	(51,587)
Options outstanding at January 31, 2011	90	$ 44,281

The Fund adopted ASC 815, “Disclosures about Derivative Instruments and Hedging Activities” at commencement of investment operations on October 21, 2010.

Realized and unrealized gains and losses on derivatives contracts entered into during the period ended January 31, 2011, by the Fund, are recorded in the following locations in the Statement of Operations:

                                                                                   Realized

    Unrealized

Location

Gain/(Loss)

Location

    Gain/(Loss)

Call options                             Realized

                     Change in Unrealized

Written &                          Gain on Options

   $12,459                  Appreciation/(Depreciation)       $(4,573)

Purchased

                                              on Options

The selling of written call options may tend to reduce the volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities.  Written call options expose the Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

Note 6. Investment Transactions

For the period ended January 31, 2011, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and options aggregated $297,860 and $117,356, respectively.  Purchases and sales of options aggregated $115,421 and $80,341, respectively.

Note 7. New Accounting Pronouncement.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”.  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU 2010-06 will have on the Funds’ financial statement disclosures.

Grand Prix Investors Fund
Expense Illustration
January 31, 2011 (Unaudited)

Expense Example

As a shareholder of the Grand Prix Investors Fund, you incur ongoing costs which typically consist of management fees, distribution fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period, October 21, 2010 through January 31, 2011, and the entire period August 1, 2010 through January 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	October 21, 2010	January 31, 2011	October 21,2010 to January 31,2011

Actual	$1,000.00	$1,029.00	$6.21
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,007.99	$6.15

* Expenses are equal to the Fund's annualized expense ratio of 2.17%, multiplied by the average account value over the period, multiplied by 103/365 (to reflect the one-half year period).

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	August 1, 2010	January 31, 2011	August 1,2010 to January 31,2011

Actual	$1,000.00	$1,029.00	$11.10
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,014.27	$11.02

* Expenses are equal to the Fund's annualized expense ratio of 2.17%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

GRAND PRIX INVESTORS FUND

TRUSTEES AND OFFICERS

                                                         JANUARY 31, 2011 (UNAUDITED)

The Board of Trustees supervises the business activities of the Trust and appoints the officers.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  As of the date of this Statement of Additional Information, the Fund is the only series in the “Fund Complex.”  The Board generally meets four times a year to review the progress and status of the Fund.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act, as amended.

Name Address and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[1]	Other Directorships Held by Trustee During Past Five Years
Laura A. Bradford, CPA 1058 W. Ave. M-14, Suite B Palmdale, CA 93551 Year of Birth: 1970	Trustee	Indefinite/ September 2010 to Present	Human Resources Partner, Burkey, Cox, Evans, Bradford & Alden (certified public accounting firm), 2000-present	1	None
Mark Prochowski, Esq. Law Office of Mark Prochowski 30011 Ivy Glenn Drive, Suite 203 Laguna Niguel, CA 92677 Year of Birth: 1962	Trustee	Indefinite/ September 2010 to Present	Attorney, Law Office of Mark Prochowski, 2006-present; Attorney Paul, Hastings, Janofsky & Walker, LLP (law firm), 1999-2006	1	None

1The “Fund Complex” consists of the Grand Prix Investors Fund.

GRAND PRIX INVESTORS FUND

                                                                 ADDITIONAL INFORMATION

                                                JANUARY 31, 2011 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on October 31 and April 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-453-6556, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 453-6556 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 453-6556 to request a copy of the SAI or to make shareholder inquiries.

Advisory Renewal Agreement - At the organizational meeting of Grand Prix Investors Trust (the "Trust") held on September 20, 2010, the Board of Trustees of the Trust (the "Board") considered the initial approval of the Management Agreement between the Trust and Autosport Fund Advisors, Inc., (the "Adviser") the Fund's investment adviser.  The Board reviewed the memo from counsel to the Trust and the Independent Trustees ("Counsel") regarding the duties of Trustees with respect to approval of investment advisory contracts.  Counsel also discussed the specific factors Trustees should consider in evaluating an investment advisory contract which include, but are not limited to, the following:  the investment performance of the fund and the investment adviser; the nature, extent and quality of the services to be provided by the investment adviser to the fund; the costs of the services to be provided and the profits to be realized by the adviser and its affiliates from the relationship with the fund; the extent to which economies of scale will be realized as the fund grows; and whether the fee levels reflect these economies of scale to the benefit of shareholders.

Finally, Counsel discussed with the Board the fact that the 1940 Act and court decisions place the responsibility on the Board (and especially the Independent Trustees) to exercise their good faith business judgment on behalf of the Fund and its shareholders in determining whether to enter into or renew an investment advisory contract.  Counsel also noted that Trustees must make a reasonable and good faith attempt to ascertain all facts relevant to their deliberations and that their review should generally involve two fundamental areas of inquiry:  the nature and quality of the services provided under the investment advisory contract and the reasonableness of the fee.

The Trustees reviewed the responses of the Adviser to the questionnaire provided by Counsel, as well as the proposed Management Agreement between the Trust and the Adviser, copies of which had previously been supplied to the Trustees for their review.  Counsel noted that the Management Agreement provided that the Adviser would pay all operating expenses of the Fund, with limited exceptions, and that as a result the Fund’s major expense would be the advisory fee.  As to the Adviser’s business and qualifications of its personnel, the Trustees examined a copy of the Adviser’s registration statement on Form ADV and discussed the experience of the proposed portfolio manager.  The Trustees noted that the Adviser is not affiliated with the transfer agent or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.  The Adviser informed the Trustees that it does not have an affiliated broker-dealer through which Fund transactions could be executed.  The Trustees noted that the Adviser would be compensated under the proposed Rule 12b-1 Plan.

As to the nature, extent and quality of the services to be provided by the Adviser to the Fund, the Trustees considered that, under the terms of the Management Agreement, the Adviser would, subject to the supervision of the Board of Trustees of the Trust, provide or arrange to be provided to the Fund such investment advice as the Adviser in its discretion deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies.  The Trustees also considered that the Adviser would determine or arrange for others to determine the securities to be purchased for the Fund, the portfolio securities to be held or sold by the Fund and the portion of the Fund’s assets to be held uninvested, subject always to the Fund’s investment objective, policies and restrictions, and subject further to such policies and instructions as the Board of Trustees may from time to time establish.  The Trustees noted the Adviser would furnish any reports, evaluations, information or analysis to the Trust as the Board of Trustees may request from time to time or as the Adviser deems to be desirable.  The Trustees also noted that the Adviser would pay all advertising, promotion and other distribution expenses incurred in connection with the Fund’s shares to the extent such expenses are not permitted to be paid by the Fund under any distribution expense plan or any other permissible arrangement that may be adopted in the future.  The Trustees noted that the Adviser had adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of the Fund’s investment policies and limitations, as well as the federal securities laws.

The Trustees next considered the scope of the services to be provided by the Adviser, and noted that the Adviser is responsible for maintaining and monitoring the compliance programs for the Fund.  The Trustees considered the investment experience of the President of the Adviser, as well as the quality of the administrative services that they expect to receive from the Adviser.  The Adviser indicated that it would consider hiring additional personnel for the Adviser as the Fund grows, but indicated that it believed the services as proposed were currently adequate given the anticipated level of assets at the Fund’s inception.  The President of the Adviser indicated that if for some reason he was unable to perform his duties as portfolio manager, he was training an assistant trader that is familiar with the investment strategy employed by the Adviser and that this person would be able to implement the Adviser’s strategy should he be unable to do so.  The Trustees concluded that the nature, extent and quality of the services to be provided to the Fund under the Management Agreement were consistent with the Board’s expectations.

Because the Fund had not yet commenced operations and the Adviser was newly formed, the Trustees could not consider the investment performance of the Fund or the Adviser.  However, the Trustees reviewed a “Hypothetical Portfolio Backtest” that had been prepared by the Adviser.  The backtest illustrated the hypothetical performance of a model portfolio (i.e., one that had no assets), but that had been managed as though it did and mimicked the proposed investment objective and strategy of the Fund.  The Adviser noted that the model had been managed pursuant to a predetermined strategy to sell stocks when they fell to a predetermined price, or when they rose to a predetermined price.  The Trustees considered the backtest informative and noted that the model had outperformed both the S&P 500 Index and the MSCI EAFE Index over the same period.  The Trustees reviewed the performance of other accounts managed by the portfolio manager and concluded that the performance was very good.

As to the costs of the services to be provided and the profits to be realized by the Adviser, the Trustees reviewed information regarding the Adviser’s financial condition and its anticipated profitability from managing the Fund assuming different levels of assets under management, and discussed the same with the President of the Adviser.  Based on their review, the Trustees concluded that they were satisfied that the Adviser’s expected level of profitability from its relationship with the Fund was not excessive.

As to comparative fees and expenses, the Trustees considered the management fee to be paid to the Adviser and compared those fees to the expense ratios of funds in a peer group of large cap value funds.  The Adviser noted that the proposed management fee for the Fund is 1.95%, indicating that in exchange for the fee the Adviser will provide investment advisory services and also pay all of the Fund’s operating expenses, subject to certain limited exceptions, which he reviewed with the Trustees.  The Trustees then reviewed in detail the expense comparisons provided.  Included was information from CNBC’s Fund Screener website, which listed a peer group of funds with the following criteria:  (i) less than three years old; (ii) less than or equal to $50 million in assets under management; (iii) no load; (iv) stock allocation between 40-80%; (v) bond allocation between 20-60%; and (vi) 12b-1 fees.  The Trustees also reviewed a peer group of funds that had been screened using the following criteria: (i) less than three years old; (ii) less than or equal to $500 million; (iii) no load; (iv) stock allocation between 40-60%; and (v) 12b-1 fees.  The Trustees noted that it was more appropriate to look at the total expense ratio of the funds in the peer groups because of the fact that the Fund had a universal fee.  The Trustees further noted that Fund's total expense ratio was slightly higher than the peer group median expense ratio, but was within the overall range of expense ratios for funds in the peer group.  The Trustees also reviewed information indicating that the Fund’s total expense ratio was slightly higher than the management fee charged by Experient Portfolio Management, an affiliate of the Adviser, which was 1.70%.  The President of the Adviser explained that for those separately managed accounts, the Adviser is not required to pay many of the “other” expenses that will be paid on behalf of the Fund, which is why the fee charged to the Fund is slightly higher.  The Trustees concluded that the Fund’s proposed management fee was very reasonable in light of the quality of services the Fund expected to receive from the Adviser and the level of fees paid by funds in the peer groups.

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for the Adviser to share its economies of scale with a Fund and its shareholders if the Fund experiences a substantial growth in assets.  However, the Trustees recognized that the Fund had not yet commenced operations and that management agreements with competitor funds do not always contain breakpoints.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

The Board then temporarily adjourned and the Independent Trustees met in executive session with counsel.  Upon reconvening, on motion duly made and seconded, the Board, including the Independent Trustees approved the Management Agreement for an initial two-year period pursuant to the terms of the Management Agreement.

Investment Adviser:
Autosport Fund Advisors, Inc.

P.O. Box 3126

Quartz Hill, CA 93586

Independent Registered Public Accounting Firm:
Sanville & Company

1514 Old York Road

Abington, PA 19001

Transfer Agent:
For more information, wire purchase or redemptions, call or write to

 Grand Prix Investors Fund’s Transfer Agent:

Mutual Shareholder Services, LLC

Grand Prix Investors Fund

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(800) 453-6556 Toll Free

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Grand Prix Investors Trust

By /s/John C. Foti

     John C. Foti

     President

Date: April 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/John C. Foti

      John C. Foti

      President and Treasurer

Date April 8, 2011